SUPPLEMENT DATED MAY 1, 1999 TO
                          PROSPECTUS DATED MAY 1, 1999

                 IL ANNUITY AND INSURANCE CO. SEPARATE ACCOUNT I
                           VISIONARY VARIABLE ANNUITY

                       FOR RESIDENTS OF THE STATE OF TEXAS


        We intend for you to use this supplement with the prospectus dated May 1, 1999. This supplement, together with the prospectus, constitutes a current prospectus for the Visionary Variable Annuity.

        The following information supplements the first paragraph of the section on page 6 of the Prospectus entitled "WITHDRAWAL CHARGE":

        For Texas Owners 58 years of age and older on the date we issue the Contract, the maximum withdrawal charge is 7% of the amount you withdraw during the first two contract years, decreasing to 6.5% during the third contract year, and 6% during the fourth contract year. Thereafter, the withdrawal charge declines by 1% in each subsequent contract year until it is zero in contract year ten.

                              --------------------

        The following chart replaces the chart on page 26 of the Prospectus in the section entitled "CHARGE FOR PARTIAL OR FULL WITHDRAWAL":

==============================================================================================
        Age 57 or under                                 Age 58 or older
        ---------------                                 ---------------
               Charge as % of                   Charge as % of                  Charge as % of
                   Premium                          Premium                        Premium
  Contract        Payments        Contract         Payments        Contract        Payments
    Year          Withdrawn         Year           Withdrawn         Year         Withdrawn
    1-6              7%              1-2              7%              7               3%
     7               6%               3              6.5%             8               2%
     8               4%               4               6%              9               1%
     9               2%               5               5%              10              0%
     10              0%               6               4%
==============================================================================================

                         SUPPLEMENT DATED MAY 1, 1999 TO
                          PROSPECTUS DATED MAY 1, 1999

                 IL ANNUITY AND INSURANCE CO. SEPARATE ACCOUNT I
                        VISIONARY CHOICE VARIABLE ANNUITY

                       FOR RESIDENTS OF THE STATE OF TEXAS


        We intend for you to use this supplement with the prospectus dated May 1, 1999. This supplement, together with the prospectus, constitutes a current prospectus for the Visionary Choice Variable Annuity.

        The following information supplements the third paragraph of the section on pages 6 and 7 of the Prospectus entitled "WITHDRAWAL CHARGE":

        For Texas Owners 58 years of age and older on the date we issue the Contract who have chosen the DATE OF ISSUE WITHDRAWAL CHARGE OPTION, the maximum withdrawal charge is 7% of the amount you withdraw during the first two contract years, decreasing to 6.5% during the third contract year, and 6% during the fourth contract year. Thereafter, the withdrawal charge declines by 1% in each subsequent contract year until it is zero in contract year ten.

                             ----------------------

        The following chart replaces the first chart on page 28 of the Prospectus in the section entitled "WITHDRAWAL CHARGE OPTIONS":

==============================================================================================
        Age 57 or under                                 Age 58 or older
        ---------------                                 ---------------
               Charge as % of                   Charge as % of                  Charge as % of
                   Premium                          Premium                        Premium
  Contract        Payments        Contract         Payments        Contract        Payments
    Year          Withdrawn         Year           Withdrawn         Year         Withdrawn
    1-6              7%              1-2              7%              7               3%
     7               6%               3              6.5%             8               2%
     8               4%               4               6%              9               1%
     9               2%               5               5%              10              0%
     10              0%               6               4%
==============================================================================================

                         SUPPLEMENT DATED MAY 1, 1999 TO
                          PROSPECTUS DATED MAY 1, 1999

                 IL ANNUITY AND INSURANCE CO. SEPARATE ACCOUNT I
                        VISIONARY CHOICE VARIABLE ANNUITY

                     FOR RESIDENTS OF THE STATE OF MARYLAND

        We intend for you to use this supplement with the prospectus dated May 1, 1999. This supplement, together with the prospectus, constitutes a current prospectus for the Visionary Choice Variable Annuity.

        The following information supplements the third paragraph of the section on pages 6 and 7 of the Prospectus entitled "WITHDRAWAL CHARGE":

        For Maryland Owners 58 years of age and older on the date we issue the Contract who have chosen the DATE OF ISSUE WITHDRAWAL CHARGE OPTION, the maximum withdrawal charge is 7% of the amount you withdraw during the first two contract years, decreasing to 6.5% during the third contract year, and 6% during the fourth contract year. Thereafter, the withdrawal charge declines by 1% in each subsequent contract year until it is zero in contract year ten.

                             ----------------------

        The following chart replaces the first chart on page 28 of the Prospectus in the section entitled "WITHDRAWAL CHARGE OPTIONS":

==============================================================================================
        Age 57 or under                                 Age 58 or older
        ---------------                                 ---------------
               Charge as % of                   Charge as % of                  Charge as % of
                   Premium                          Premium                        Premium
  Contract        Payments        Contract         Payments        Contract        Payments
    Year          Withdrawn         Year           Withdrawn         Year         Withdrawn
    1-6              7%              1-2              7%              7               3%
     7               6%               3              6.5%             8               2%
     8               4%               4               6%              9               1%
     9               2%               5               5%              10              0%
     10              0%               6               4%
==============================================================================================